Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows, taking into account the assets’ estimated residual value:
Category	Estimated useful lives
Electronic equipment	3 years

Schedule of Estimated Useful Lives, Intangible Assets	Estimated useful lives are as follows:
Category	Estimated useful lives
Licensed digital assets	5 years

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in preparing the CFS:
	Six Months Ended December 31, 2024	Years Ended As of June 30, 2024	Six Months Ended December 31, 2024	Six Months Ended December 31, 2023
Foreign currency	Balance Sheet	Balance Sheet	Profits/Loss	Profits/Loss
RMB:USD1	7.1884	7.1268	7.1373	7.1587